5. NOTE PAYABLE	9 Months Ended
Sep. 30, 2015
Payables and Accruals [Abstract]
5. NOTE PAYABLE

NOTE 5.  NOTE PAYABLE

On August 6, 2012, the Company acquired a property located at 25 Fordham Drive Buffalo, New York for $220,000. On August 6, 2012, the Company entered into a note agreement with the seller of the property for the acquisition. The principle amount of the note was $200,000, the note bears a 5.0% interest rate and is matured in five years. As of September 30, 2015 and December 31, 2014, the amount of note payable was $0 and $116,141, respectively. On September 15, 2015, the Company had paid off this note.

Interest expense of $3,663 and $5,322 was included in finance cost in the statements of operations for the nine months ended September 30, 2015 and 2014, respectively.